UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Strategic Value Fund
	Shares	Value ($)
Common Stocks 96.3%
Consumer Discretionary 10.6%
Automobiles 0.9%
General Motors Co.* (a)	500,000	16,765,000
Diversified Consumer Services 0.8%
H&R Block, Inc. (a)	900,000	13,671,000
Hotels Restaurants & Leisure 2.2%
McDonald's Corp.	410,000	31,028,800
MGM Resorts International*	600,000	8,364,000

		39,392,800
Household Durables 0.6%
Newell Rubbermaid, Inc.	570,000	11,023,800
Leisure Equipment & Products 0.8%
Mattel, Inc. (a)	590,000	14,785,400
Media 1.8%
Time Warner, Inc. (a)	875,000	33,425,000
Multiline Retail 1.2%
Target Corp.	430,000	22,596,500
Specialty Retail 1.1%
Best Buy Co., Inc. (a)	340,000	10,961,600
Lowe's Companies, Inc.	380,000	9,944,600

		20,906,200
Textiles, Apparel & Luxury Goods 1.2%
VF Corp. (a)	230,000	22,004,100
Consumer Staples 5.8%
Beverages 1.4%
PepsiCo, Inc.	400,000	25,368,000
Food & Staples Retailing 0.9%
Safeway, Inc.	740,000	16,146,800
Tobacco 3.5%
Altria Group, Inc.	1,350,000	34,249,500
Philip Morris International, Inc.	480,000	30,134,400

		64,383,900
Energy 18.8%
Energy Equipment & Services 5.4%
Ensco PLC (ADR) (a)	500,000	28,050,000
Halliburton Co.	240,000	11,265,600
Transocean Ltd.* (a)	350,000	29,620,500
Weatherford International Ltd.*	1,200,000	29,016,000

		97,952,100
Oil, Gas & Consumable Fuels 13.4%
Apache Corp.	305,000	38,009,100
Chevron Corp.	440,000	45,650,000
ConocoPhillips	400,000	31,148,000
Hess Corp.	340,000	29,590,200
Marathon Oil Corp.	750,000	37,200,000
Nexen, Inc.	675,000	18,434,250
Occidental Petroleum Corp.	185,000	18,864,450
Williams Companies, Inc.	900,000	27,324,000

		246,220,000
Financials 15.2%
Capital Markets 1.7%
Janus Capital Group, Inc.	500,000	6,715,000
Legg Mason, Inc. (a)	200,000	7,250,000
The Goldman Sachs Group, Inc.	100,000	16,378,000

		30,343,000
Commercial Banks 3.1%
Royal Bank of Canada	340,000	19,913,800
Wells Fargo & Co.	1,150,000	37,099,000

		57,012,800
Consumer Finance 0.8%
Capital One Financial Corp.	300,000	14,931,000
Diversified Financial Services 5.6%
Citigroup, Inc.*	5,750,000	26,910,000
JPMorgan Chase & Co.	1,600,000	74,704,000

		101,614,000
Insurance 4.0%
Hartford Financial Services Group, Inc.	900,000	26,640,000
Lincoln National Corp.	875,000	27,755,000
MetLife, Inc.	415,000	19,654,400

		74,049,400
Thrifts & Mortgage Finance 0.0%
Washington Mutual, Inc.*	12,654,430	690,932
Health Care 9.9%
Biotechnology 0.8%
Amgen, Inc.*	290,000	14,885,700
Health Care Equipment & Supplies 1.3%
Medtronic, Inc.	600,000	23,952,000
Health Care Providers & Services 5.4%
Aetna, Inc.	600,000	22,416,000
Humana, Inc.*	200,000	13,002,000
Quest Diagnostics, Inc.	330,000	18,727,500
UnitedHealth Group, Inc.	560,000	23,844,800
WellPoint, Inc.*	300,000	19,941,000

		97,931,300
Pharmaceuticals 2.4%
Abbott Laboratories	360,000	17,316,000
Mylan, Inc.*	1,200,000	27,444,000

		44,760,000
Industrials 11.3%
Aerospace & Defense 5.8%
Honeywell International, Inc. (a)	520,000	30,113,200
ITT Corp.	390,000	22,592,700
United Technologies Corp.	630,000	52,630,200

		105,336,100
Building Products 0.6%
Masco Corp. (a)	775,000	10,532,250
Construction & Engineering 1.0%
URS Corp.*	400,000	18,612,000
Industrial Conglomerates 2.8%
General Electric Co.	1,500,000	31,380,000
Tyco International Ltd.	450,000	20,403,000

		51,783,000
Road & Rail 1.1%
CSX Corp.	280,000	20,904,800
Information Technology 14.1%
Communications Equipment 1.7%
Cisco Systems, Inc.*	1,700,000	31,552,000
Computers & Peripherals 2.4%
Hewlett-Packard Co.	770,000	33,595,100
Lexmark International, Inc. "A"* (a)	260,000	9,757,800

		43,352,900
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	500,000	11,530,000
IT Services 2.6%
Accenture PLC "A"	700,000	36,036,000
Computer Sciences Corp. (a)	230,000	11,069,900

		47,105,900
Office Electronics 1.5%
Xerox Corp.	2,500,000	26,875,000
Semiconductors & Semiconductor Equipment 0.8%
Micron Technology, Inc.* (a)	1,250,000	13,912,500
Software 4.5%
BMC Software, Inc.*	450,000	22,275,000
Microsoft Corp.	2,300,000	61,134,000

		83,409,000
Materials 2.3%
Metals & Mining
Agnico-Eagle Mines Ltd. (a)	200,000	14,070,000
BHP Billiton Ltd. (ADR) (a)	150,000	14,190,000
Freeport-McMoRan Copper & Gold, Inc.	255,000	13,502,250

		41,762,250
Telecommunication Services 4.3%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,000,000	28,380,000
CenturyLink, Inc. (a)	450,000	18,531,000

		46,911,000
Wireless Telecommunication Services 1.7%
Vodafone Group PLC (ADR)	1,100,000	31,482,000
Utilities 4.0%
Electric Utilities 2.1%
Exelon Corp. (a)	640,000	26,726,400
FirstEnergy Corp. (a)	300,000	11,490,000

		38,216,400
Multi-Utilities 1.9%
PG&E Corp.	400,000	18,424,000
Sempra Energy	330,000	17,565,900

		35,989,900

Total Common Stocks (Cost $1,595,834,748)		1,764,077,732
Securities Lending Collateral 14.3%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $262,815,130)	262,815,130	262,815,130
Cash Equivalents 3.6%
Central Cash Management Fund, 0.17% (b) (Cost $65,012,950)	65,012,950	65,012,950

	% of Net Assets	Value ($)

Total Investments Portfolio (Cost $1,923,662,828) †	114.2	2,091,905,812
Other Assets and Liabilities, Net	(14.2)	(260,291,363)

Net Assets	100.0	1,831,614,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,927,294,849.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $164,610,963.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $407,427,406 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $242,816,443.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $259,313,470 which is 14.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,764,077,732	$—	$—	$1,764,077,732
Short-Term Investments(d)	327,828,080	—	—	327,828,080
Total	$2,091,905,812	$—	$—	$2,091,905,812

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011